RELATED PARTY TRANSACTIONS (Details) - Key management - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Cash compensation - salaries, short-term incentives, and other benefits	$ 9.0	$ 8.9
Long-term incentives, including share-based payments	4.2	6.2
Termination and post-retirement benefits	3.5	4.5
Total compensation paid to key management personnel	$ 16.7	$ 19.6